AXS FOMO ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 40.7%
	BANKS — 3.6%
2,234	Bank of NT Butterfield & Son Ltd.[1]	$66,596
1,815	Peapack-Gladstone Financial Corp.	67,554
		134,150
	BUILDING MATERIALS — 2.1%
1,550	American Woodmark Corp.*	75,733
	COMMERCIAL SERVICES — 10.0%
494	CorVel Corp.*	71,793
1,785	Franklin Covey Co.*	83,485
119	Graham Holdings Co. - Class B	71,901
3,238	Hackett Group, Inc.	65,958
1,860	V2X, Inc.*	76,799
		369,936
	DISTRIBUTION/WHOLESALE — 2.0%
2,170	A-Mark Precious Metals, Inc.	75,364
	DIVERSIFIED FINANCIAL SERVICES — 1.8%
712	StoneX Group, Inc.*	67,854
	ELECTRONICS — 2.1%
1,940	CTS Corp.	76,475
	ENTERTAINMENT — 1.8%
874	Monarch Casino & Resort, Inc.*	67,202
	ENVIRONMENTAL CONTROL — 2.3%
7,380	CECO Environmental Corp.*	86,198
	HEALTHCARE-SERVICES — 2.2%
805	Addus HomeCare Corp.*	80,089
	INTERNET — 2.0%
2,897	HealthStream, Inc.*	71,962
	LEISURE TIME — 2.5%
3,589	MasterCraft Boat Holdings, Inc.*	92,847
	PHARMACEUTICALS — 4.5%
4,157	Collegium Pharmaceutical, Inc.*	96,442
1,131	Prestige Consumer Healthcare, Inc.*	70,801
		167,243

AXS FOMO ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL — 1.8%
273	Winmark Corp.	$64,382
	SOFTWARE — 2.0%
4,692	Sciplay Corp. - Class A*	75,447
	TOTAL COMMON STOCKS
	(Cost $1,575,118)	1,504,882
	EXCHANGE-TRADED FUNDS — 15.3%
20,403	Invesco DB US Dollar Index Bullish Fund*	567,407
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $576,868)	567,407
	TOTAL INVESTMENTS — 56.0%
	(Cost $2,151,986)	2,072,289
	Other Assets in Excess of Liabilities — 44.0%	1,630,203
	TOTAL NET ASSETS — 100.0%	$3,702,492

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.